Business Combination, Significant Transaction and Sale of Business (Details 11) - Acquisition of Shavit Software (2009) Ltd. [Member] $ in Thousands	Nov. 01, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets, excluding cash acquired	$ 533
Intangible assets	3,489
Deferred tax liabilities	871
Goodwill	3,685
Total assets acquired net of acquired cash	$ 6,836